FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	[1]	£ 430,829	£ 425,694
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	[1]	116,716	123,822
Other financial assets mandatory at fair value through profit or loss | The Group | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		1,559	1,511
Corporate and other debt securities		0	0
Equity shares		239	163
Total		1,798	1,674
Other financial assets mandatory at fair value through profit or loss | The Bank | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		1,121	517
Corporate and other debt securities		3,404	1,203
Equity shares		4	4
Total		£ 4,529	£ 1,724

[1]	ee note 1 regarding change to presentation.